RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
All transactions with related parties were made on terms equivalent to those that prevail in arm's length transactions.
Investments in equity accounted investees
During the fourth quarter and twelve months ended December 31, 2017, Pembina advanced $7 million and $13 million, respectively, in funds to its 50 percent owned joint venture, Canada Kuwait Petrochemical Corporation ("CKPC"). In addition, during the fourth quarter and twelve months ended December 31, 2017, Pembina advanced US$10 million in addition to the US$13 million balance assumed on Acquisition for a total of US$23 million advanced to its jointly controlled investment in Ruby Pipeline Holding Company L.L.C., and has additional commitments to advance US$102 million to the same related party by March 31, 2018.
Key management personnel and director compensation
Key management consists of the Company's directors and certain key officers.
Compensation
In addition to short-term employee benefits - including salaries, director fees and short term incentives - the Company also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

Year Ended December 31 ($ millions)	2017	2016
Short-term employee benefits	8	5
Share-based compensation and other	7	3
Total compensation of key management	15	8

Transactions
Key management personnel and directors of the Company control less than one percent of the voting common shares of the Company (consistent with the prior year). Certain directors and key management personnel also hold Pembina convertible debentures and preferred shares. Dividend and interest payments received for the common shares and debentures held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-employment benefit plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2017 (December 31, 2016: nil).
Transactions

($ millions)		Transaction Value Year Ended December 31
Post-employment benefit plan	Transaction	2017	2016
Defined benefit plan	Funding	16	15